Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,793,410,000
Total Fee Amount	247,669.92
Total Offset Amount	0
Net Fee	$ 247,669.92
Offset Table N/A	N/A